Loans Receivable (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of loans receivable
Total residential real estate	$ 405,895	$ 390,456
Total commercial real estate	96,955	100,754
Subtotal mortgage loans	502,850	491,210
Total consumer loans	134,885	128,787
Commercial business	54,445	50,337
Subtotal other loans	189,330	179,124
Total loans receivable	692,180	670,334
Allowance for loan losses	6,709	6,537
Deferred loan fees and net discounts	(1,862)	(1,852)
Loans in process	15,247	16,728
Net loans receivable	672,086	648,921
Residential Real Estate, Single Family [Member]
Schedule of loans receivable
Total residential real estate	326,005	312,723
Total loans receivable	326,005	312,723
Residential Real Estate, Construction [Member]
Schedule of loans receivable
Total residential real estate	46,418	45,363
Total loans receivable	46,418	45,363
Residential Real Estate Multi-family [Member]
Schedule of loans receivable
Total residential real estate	33,472	32,370
Total loans receivable	33,472	32,370
Commercial Real Estate [Member]
Schedule of loans receivable
Total commercial real estate	81,077	83,447
Total loans receivable	96,955	100,754
Commercial Real Estate, Construction [Member]
Schedule of loans receivable
Total commercial real estate	15,878	17,307
Total loans receivable	15,878	17,307
Consumer Home Equity [Member]
Schedule of loans receivable
Total consumer loans	80,418	72,493
Total loans receivable	80,418	72,493
Dealer Auto and RV [Member]
Schedule of loans receivable
Total consumer loans	46,571	47,039
Total loans receivable	46,571	47,039
Other Consumer [Member]
Schedule of loans receivable
Total consumer loans	7,896	9,255
Total loans receivable	$ 7,896	$ 9,255